Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements
Fair Value Measurements

Note 8. Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company’s utilized to determine such fair value:

Description	Level	March 31, 2026	December 31, 2025
Assets:		$—	$—
Liabilities:
Warrant liability	3	$33,422	$29,244

Warrant Liability

Upon closing of the Mergers, Iris’ public and private placement warrants were converted into warrants of the Company, which entitle the holders to purchase shares of the Company’s common stock. The Company’s private placement warrants meet the requirements for liability classification. The fair value of the warrant liabilities were determined using observable data points, such as the fair value of the public warrants as of March 31, 2026 and December 31, 2025. The Company further considered specific unobservable inputs, such as the probability and timing of events and the expected equity value of the underlying shares.

The changes in fair value of Level 3 financial assets and liabilities for the three months ended March 31, 2026 are as follows:

Warrant liability
Fair value as of January 1, 2026	$29,244
Change in fair value	4,178
Fair value as of March 31, 2026	$33,422

Note 8. Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company’s utilized to determine such fair value:

Description	Level	2025	2024
Assets:		$—	$—
Liabilities:
Warrant liability	3	$29,244	$—

Warrant Liability

Upon closing of the Mergers, Iris’ public and private placement warrants were converted into warrants of the Company, which entitle the holders to purchase shares of the Company’s common stock. The Company’s private placement warrants meet the requirements for liability classification. The fair value of the warrant liabilities were determined using observable data points, such as the fair value of the public warrants as of December 31, 2025 and 2024. The Company further considered specific unobservable inputs, such as the probability and timing of events and the expected equity value of the underlying shares.

The changes in fair value of Level 3 financial assets and liabilities for the year ended December 31, 2025 are as follows:

Warrant liability
Fair value as of January 1, 2025	$—
Initial measurement at the Closing Date	83,556
Change in fair value	(54,312)
Fair value as of December 31, 2025	$29,244